UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                     ---------

              First Trust/Four Corners Senior Floating Rate Income Fund II
--------------------------------------------------------------------------------
                   (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                    Date of reporting period: August 31, 2007
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                         RATINGS (b)                          STATED           MARKET
    VALUE                      DESCRIPTION (a)                      MOODY'S S&P          COUPON       MATURITY (c)        VALUE
------------   -----------------------------------------------   ----------------   ---------------   ------------   --------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - 157.7%

               AEROSPACE & DEFENSE - 3.2%
$    876,275   Gencorp, Inc. .................................     Ba2       BB          7.80%          04/13/13     $      830,270
   1,464,118   Gencorp, Inc. .................................     Ba2       BB          7.82%          04/30/13          1,387,252
   2,145,695   Hexcel Corp. ..................................      B2       B+       7.13%-7.25%       03/01/12          2,081,323
     974,502   ILC Industries, Inc. ..........................    NR(e)     NR(e)        7.61%          02/24/12            930,650
     838,308   Mid-Western Aircraft
                  Systems, Inc. ..............................     Ba3      BBB-         7.11%          12/31/11            825,733
   5,178,427   Robertson Aviation, LLC .......................    NR(e)     NR(e)     8.58%-8.63%       04/19/13          5,126,642
   3,100,000   Vought Aircraft Industries, Inc. ..............     Ba2       B-          7.82%          12/22/10          2,995,375
                                                                                                                     --------------
                                                                                                                         14,177,245
                                                                                                                     --------------
               AGRICULTURAL PRODUCTS - 2.1%
   9,893,368   Dole Food Company, Inc. .......................     Ba3       BB-      7.36%-9.25%       04/12/13          9,299,767
                                                                                                                     --------------
               AIRLINES - 0.1%
     500,000   Delta Air Lines, Inc. (n) .....................     Ba2      NR(e)        7.36%          04/30/12            474,688
                                                                                                                     --------------
               ALUMINUM - 0.4%
   2,000,000   Novelis Corp. .................................     Ba2       BB          7.36%          07/06/14          1,931,666
                                                                                                                     --------------
               APPAREL RETAIL - 1.5%
   1,852,143   Hanesbrands, Inc. .............................     Ba2       BB       7.11%-7.26%       09/05/13          1,796,868
   5,068,355   Neiman Marcus Group
                  (The), Inc .................................     Ba3       B+       7.09%-7.11%       04/06/13          4,914,494
                                                                                                                     --------------
                                                                                                                          6,711,362
                                                                                                                     --------------
               APPLICATION SOFTWARE - 0.6%
   2,815,385   Verint Systems ................................      NR       B+          8.11%          05/25/14          2,695,731
                                                                                                                     --------------
               ASSET MANAGEMENT & CUSTODY BANKS - 1.3%
     500,000   Gartmore Investment Management
                  Holdings, Inc. .............................     Ba3       BB+         7.11%          05/11/14            464,500
   1,494,785   Grosvenor Capital Management
                  Holdings, LLP ..............................    NR(e)     NR(e)     7.33%-7.36%       12/05/13          1,434,994
   3,942,749   LPL Holdings, Inc. ............................      B1        B          7.36%          06/30/14          3,745,612
                                                                                                                     --------------
                                                                                                                          5,645,106
                                                                                                                     --------------
               AUTO PARTS & EQUIPMENT - 0.4%
   1,000,000   Federal Mogul Corp. (f) .......................      NR      NR(e)        7.25%          12/31/07            987,083
   1,019,116   TRW Automotive, Inc. ..........................     Baa3      BBB         6.88%          02/09/14            988,542
                                                                                                                     --------------
                                                                                                                          1,975,625
                                                                                                                     --------------
               AUTOMOBILE MANUFACTURERS - 1.2%
   2,420,019   Ford Motor Company ............................     Ba3       B+          8.36%          12/15/13          2,267,633
   2,985,000   General Motors Corp. ..........................     Ba3       BB-         7.74%          11/29/13          2,839,481
                                                                                                                     --------------
                                                                                                                          5,107,114
                                                                                                                     --------------
               AUTOMOTIVE RETAIL - 0.3%
   1,500,000   KAR Holdings, Inc. ............................     Ba3       B+          7.61%          10/18/13          1,403,438
                                                                                                                     --------------
               BROADCASTING & CABLE TV - 20.7%
   1,995,000   Cequel Communications, LLC ....................      B1       B+       7.36%-9.25%       11/05/13          1,881,397

                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                         RATINGS (b)                          STATED           MARKET
    VALUE                      DESCRIPTION (a)                     MOODY'S  S&P          COUPON       MATURITY (c)        VALUE
------------   -----------------------------------------------   ----------------   ---------------   ------------   --------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               BROADCASTING & CABLE TV - (CONTINUED)
$ 16,500,000   Charter Communications
               Operating, LLC ................................      B1        B+         7.36%          03/06/14     $   15,585,141
   3,000,000   Citadel Broadcasting Corp. ....................      Ba3      BB-         6.99%          06/12/14          2,760,000
  10,862,500   CSC Holdings, Inc. ............................      Ba2       BB         7.07%          03/29/13         10,402,787
     939,111   Cumulus Media, Inc. ...........................      Ba3       B       7.11%-7.37%       06/07/14            891,214
   1,316,541   DIRECTV Holdings, LLC .........................     Baa3       BB         7.00%          04/13/13          1,291,238
   6,000,000   Gray Television, Inc. .........................      Ba3       B+         6.86%          11/27/14          5,621,249
   4,443,750   LBI Media, Inc. ...............................      Ba1       B+         7.07%          03/31/12          4,266,000
   2,992,495   NEP II, Inc. ..................................     NR(e)    NR(e)        7.61%          02/16/14          2,847,859
   6,947,500   PanAmSat Corp. ................................      Ba2       BB         7.36%          12/03/13          6,714,759
   3,500,000   Raycom Media, Inc. ............................      NR        NR         6.88%          06/25/14          3,360,000
   2,500,000   Sirius Satellite Radio, Inc. ..................      B1        B          7.63%          12/20/12          2,331,250
   7,000,000   Tribune Company ...............................      Ba2       BB         8.36%          05/17/14          6,341,566
   1,500,000   Univision Communications, Inc. (g) ............      B3       CCC+        8.01%          03/29/09          1,464,000
  17,852,349   Univision Communications, Inc. ................      Ba3       B+         7.61%          09/29/14         16,483,663
   1,147,651   Univision Communications, Inc. (h) ............      Ba3       B+       1.00% (i)        09/29/14          1,059,664
   9,000,000   UPC Distribution Holding B.V. .................      Ba3       B          7.13%          12/31/14          8,415,000
                                                                                                                     --------------
                                                                                                                         91,716,787
                                                                                                                     --------------
               BUILDING PRODUCTS - 0.3%
     370,669   South Edge, LLC ...............................     NR(e)    NR(e)        7.38%          10/31/07            346,576
   1,000,000   South Edge, LLC ...............................     NR(e)    NR(e)        7.63%          10/31/09            930,000
                                                                                                                     --------------
                                                                                                                          1,276,576
                                                                                                                     --------------
               CASINOS & GAMING - 10.7%
   1,102,362   Cannery Casino Resorts, LLC ...................      B2        BB         7.76%          05/18/13          1,036,220
     897,638   Cannery Casino Resorts, LLC (h) ...............      B2        BB    2.25% (i)-7.61%     05/18/13            843,780
   3,442,477   CCM Merger, Inc. ..............................      Ba3      BB-      7.36%-7.51%       10/21/12          3,330,596
   1,666,667   Fontainebleau Resorts
                  Las Vegas, LLC .............................      B1        B+         8.61%          06/06/14          1,548,612
     833,333   Fontainebleau Resorts
                  Las Vegas, LLC (h) .........................      B1        B+       2.00% (i)        06/06/14            774,306
   1,573,091   Golden Nugget, Inc. ...........................      B1       CCC+     7.51%-7.59%       06/14/14          1,490,504
     898,909   Golden Nugget, Inc. (h) .......................      B1       CCC+      0.50% (i)        06/30/14            851,716
   1,492,500   Great Canadian Gaming Corp. ...................      Ba2       BB         7.00%          02/14/14          1,477,575
     961,136   Green Valley Ranch
                  Gaming, LLC ................................      B1       BB-      7.36%-7.57%       02/16/14            913,080
     995,000   Greenwood Racing, Inc. ........................      B2       BB-      7.80%-7.82%       11/28/11            952,713
     588,235   Isle of Capri Casinos, Inc. ...................      Ba3      BB+         7.26%          11/30/13            558,824
     235,294   Isle of Capri Casinos, Inc. (h) ...............      Ba3      BB+         7.25%          11/30/13            223,529
     176,471   Isle of Capri Casinos, Inc. (h) ...............      Ba3      BB+       0.50% (i)        11/30/13            167,647
   2,800,000   Las Vegas Sands, LLC (h) ......................      Ba3       BB       0.75% (i)        05/23/14          2,656,850
  11,200,000   Las Vegas Sands, LLC. .........................      Ba3       BB         7.11%          05/23/14         10,627,400
   6,093,118   Seminole Tribe of Florida (h) .................     NR(e)    NR(e)        6.88%          03/05/14          5,920,481
     906,884   Seminole Tribe of Florida (h) .................     NR(e)    NR(e)   0.75% (i)-7.02%     03/05/14            881,188

Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                         RATINGS (b)                          STATED           MARKET
    VALUE                      DESCRIPTION (a)                     MOODY'S  S&P          COUPON       MATURITY (c)        VALUE
------------   -----------------------------------------------   ----------------   ---------------   ------------   --------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               CASINOS & GAMING - (CONTINUED)
$  6,000,000   VML US Finance, LLC ...........................      B1       BB-         7.61%          05/25/13     $    5,794,284
   2,142,857   WIMAR LANDCO, LLC .............................      B2       BB-         7.61%          07/03/08          2,091,071
   5,696,824   WIMAR OPCO, LLC ...............................      Ba3      BB-         7.61%          01/03/12          5,409,949
                                                                                                                     --------------
                                                                                                                         47,550,325
                                                                                                                     --------------
               COMPUTER HARDWARE - 1.2%
   5,762,698   Activant Solutions, Inc. ......................      B1        B+         7.38%          05/02/13          5,373,717
                                                                                                                     --------------
               CONSTRUCTION & ENGINEERING - 1.3%
   6,000,000   Standard Pacific Corp. ........................      Ba3       BB         7.02%          05/05/13          5,569,998
                                                                                                                     --------------
               CONSTRUCTION MATERIALS - 0.4%
   1,836,984   John Maneely Co. ..............................      B3        B+         8.61%          12/08/13          1,643,335
                                                                                                                     --------------
               DISTRIBUTORS - 0.1%
     497,500   McJunkin Corp. ................................      B2        B+         7.82%          01/31/14            483,197
                                                                                                                     --------------
               DIVERSIFIED CHEMICALS - 4.0%
   3,000,000   Brenntag Holding GmbH &
                  Company KG (g) .............................     Caa1      CCC+        9.39%          01/18/14          2,887,500
   5,625,454   Brenntag Holding GmbH &
                  Company KG .................................      B1        B+         7.39%          12/23/13          5,400,437
   1,374,545   Brenntag Holding GmbH &
                  Company KG .................................      B1        B+         7.39%          01/18/14          1,319,564
   5,626,134   Huntsman International, LLC ...................      Ba1      BB+         7.25%          04/19/14          5,505,409
   2,475,000   Lyondell Chemical Company .....................      Ba2      BB+      6.84%-6.86%       08/16/13          2,440,969
                                                                                                                     --------------
                                                                                                                         17,553,879
                                                                                                                     --------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
     990,000   Acosta, Inc. ..................................     NR(e)    NR(e)        7.82%          07/28/13            949,162
     983,792   Advantage Sales &
                  Marketing, Inc. ............................     NR(e)    NR(e)     7.36%-7.51%       03/29/13            933,372
   2,390,919   Affinion Group, Inc. ..........................      Ba2       BB      8.00%-8.01%       10/17/12          2,311,223
   7,000,000   Clarke American Corp. .........................      B1       BB-         7.86%          04/04/14          6,387,500
     981,955   N.E.W. Holdings I, LLC ........................     NR(e)    NR(e)     7.86%-8.01%       05/22/14            900,943
   1,488,750   RSC Equipment Rental ..........................      Ba2       BB         7.11%          11/30/12          1,421,756
   1,591,681   RSC Equipment Rental (g) ......................      B3        B-         8.86%          11/30/13          1,539,952
                                                                                                                     --------------
                                                                                                                         14,443,908
                                                                                                                     --------------
               DIVERSIFIED METALS & MINING - 0.7%
   2,955,000   Alpha Natural Resources, LLC ..................      B1       BB-         7.11%          10/26/12          2,899,594
                                                                                                                     --------------
               EDUCATION SERVICES - 1.3%
   1,980,000   Education Management, LLC .....................      B2        B+         7.13%          06/01/13          1,878,800
   4,062,292   PRO-QUEST-CSA, LLC ............................      NR        NR      8.33%-8.51%       02/09/14          4,031,824
                                                                                                                     --------------
                                                                                                                          5,910,624
                                                                                                                     --------------
               ELECTRIC UTILITIES - 6.4%
   1,000,000   Astoria Generating Company
                  Acquisitions, LLC (g) ......................      B3        B          9.11%          08/23/13            979,167
   2,992,500   Calpine Corp. (f) (o) .........................     NR(e)    NR(e)        7.61%          03/29/09          2,893,107

                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                         RATINGS (b)                          STATED           MARKET
    VALUE                      DESCRIPTION (a)                     MOODY'S  S&P          COUPON       MATURITY (c)        VALUE
------------   -----------------------------------------------   ----------------   ---------------   ------------   --------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               ELECTRIC UTILITIES - (CONTINUED)
$    278,715   Cogentrix Delaware
                  Holdings, Inc. .............................     Ba2       BB+         6.86%          04/14/12     $      270,354
   7,986,598   Covanta Energy Corp. ..........................     Ba2       BB       6.86%-6.88%       02/09/14          7,637,184
     797,576   Mirant North America, LLC .....................     Ba3       BB-         7.42%          01/03/13            775,310
  12,977,017   NRG Energy, Inc. ..............................     Ba1       BB       7.01%-7.11%       02/01/13         12,467,203
   2,082,913   Riverside Energy Center, LLC ..................      B1        B          9.82%          06/24/11          2,065,556
   1,449,116   Rocky Mountain Energy
                  Center, LLC ................................      B1        B          9.92%          06/24/11          1,437,041
                                                                                                                     --------------
                                                                                                                         28,524,922
                                                                                                                     --------------
               ENVIRONMENTAL & FACILITIES SERVICES - 1.4%
   6,605,247   EnergySolutions, LLC ..........................    NR(e)     NR(e)     7.66%-7.84%       06/07/13          6,316,266
                                                                                                                     --------------
               FOOD DISTRIBUTORS - 0.8%
     847,826   B&G Foods, Inc. ...............................     Ba2       BB-         7.51%          02/23/13            830,869
     864,167   Birds Eye Foods ...............................    NR(e)     NR(e)        7.11%          03/22/13            841,482
   1,995,000   Dean Foods Co. ................................     Ba3       BB+         6.86%          04/02/14          1,931,908
                                                                                                                     --------------
                                                                                                                          3,604,259
                                                                                                                     --------------
               FOOD RETAIL - 2.1%
   9,739,975   SUPERVALU, Inc. ...............................     Ba3       BB-         6.86%          06/02/12          9,469,087
                                                                                                                     --------------
               FOREST PRODUCTS - 3.8%
  14,051,099   Georgia-Pacific Corp. .........................     Ba2       BB+      7.11%-7.26%       12/20/12         13,425,557
   3,413,403   Georgia-Pacific Corp. .........................     Ba2       BB+         7.11%          12/29/12          3,261,442
                                                                                                                     --------------
                                                                                                                         16,686,999
                                                                                                                     --------------
               HEALTH CARE EQUIPMENT - 1.5%
   6,000,000   Biomet, Inc. ..................................      B1       BB-         0.50%          12/04/14          5,748,750
     992,500   ReAble Therapeutics
                  Finance, LLC ...............................     Ba3       B+       7.82%-7.86%       11/03/13            967,687
                                                                                                                     --------------
                                                                                                                          6,716,437
                                                                                                                     --------------
               HEALTH CARE FACILITIES - 4.1%
   4,985,000   HCA, Inc. .....................................     Ba3       BB          7.61%          11/17/13          4,794,558
   6,982,500   Health Management
                  Associates, Inc. ...........................     Ba2       BB-         7.11%          02/28/14          6,548,279
     511,777   Lifepoint Hospitals, Inc. .....................     Ba2       BB          7.17%          04/15/12            493,331
   5,884,971   Select Medical Corp. ..........................     Ba2       BB-      7.36%-9.25%       02/24/12          5,553,941
     836,613   USP Domestic Holdings, Inc. ...................     Ba3        B          7.38%          04/19/14            781,187
     161,291   USP Domestic Holdings, Inc. (h) ...............     Ba3        B     1.25% (i)-7.43%     04/19/14            150,605
                                                                                                                     --------------
                                                                                                                         18,321,901
                                                                                                                     --------------
               HEALTH CARE SERVICES - 9.5%
  12,664,733   CHS/Community Health
                  Systems, Inc. ..............................     Ba3       BB          7.76%          07/25/14         12,145,833
     835,267   CHS/Community Health
                  Systems, Inc. (h) ..........................     Ba3       BB        0.50% (i)        07/25/14            801,044
  10,611,968   DaVita, Inc. ..................................     Ba1       BB+      6.86%-7.01%       10/05/12         10,267,080
     830,000   DJ Orthopedics, LLC ...........................     Ba3       BB       6.88%-7.13%       04/07/13            819,625

Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                         RATINGS (b)                          STATED           MARKET
    VALUE                      DESCRIPTION (a)                     MOODY'S  S&P          COUPON       MATURITY (c)        VALUE
------------   -----------------------------------------------   ----------------   ---------------   ------------   --------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               HEALTH CARE SERVICES - (CONTINUED)
$  8,134,335   Fresenius Medical Care AG .....................     Ba1      BBB-      6.74%-6.89%       03/31/13     $    7,860,257
     928,572   HealthCare Partners, LLC ......................     Ba3       BB          7.13%          10/31/13            865,893
   1,990,000   Healthways, Inc. ..............................     Ba2       BB          6.86%          12/01/13          1,950,200
   1,481,250   Quintiles Transnational Corp. .................      B1       BB          7.36%          03/31/13          1,407,188
   6,359,876   U.S. Oncology Holdings, Inc. ..................     Ba1       BB          7.61%          08/20/11          6,137,279
                                                                                                                     --------------
                                                                                                                         42,254,399
                                                                                                                     --------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.0%
     797,500   Broadway Gen Funding, LLC .....................      B1       BB-         7.36%          05/01/14            755,631
   4,500,000   Dynegy Holdings, Inc. .........................     Ba1       BB-         7.01%          04/12/13          4,270,500
   4,000,000   NRG Holdings, Inc. (h) ........................      B2       B-        0.50% (i)        06/08/14          3,855,000
                                                                                                                     --------------
                                                                                                                          8,881,131
                                                                                                                     --------------
               INDUSTRIAL CONGLOMERATES - 0.1%
     566,434   Mueller Water Products, Inc. ..................     Ba3       BB+      7.11%-7.32%       05/24/14            550,386
                                                                                                                     --------------
               INDUSTRIAL MACHINERY - 0.5%
   1,500,000   Edwards (Cayman Islands II)
                  Limited ....................................      B1       BB-         7.54%          05/31/14          1,372,500
     470,000   Invensys International Holdings
                  Ltd./BTR Dunlop Finance Inc. ...............     Ba3       B+          7.36%          12/15/10            458,250
     530,000   Invensys International Holdings
                  Ltd./BTR Dunlop Finance Inc. ...............     Ba3       B+          7.36%          01/15/11            517,413
                                                                                                                     --------------
                                                                                                                          2,348,163
                                                                                                                     --------------
               INSURANCE BROKER - 0.2%
     816,993   HUB International
                  Holdings, Inc. .............................      B2        B          7.86%          06/13/14            781,250
     183,006   HUB International
                  Holdings, Inc. (h) .........................      B2        B     1.38% (i)-8.01%     06/13/14            175,000
                                                                                                                     --------------
                                                                                                                            956,250
                                                                                                                     --------------
               INTERNET RETAIL - 0.5%
   2,429,519   Sabre Holdings Corp. ..........................      B1       B+          7.36%          09/30/14          2,246,394
                                                                                                                     --------------
               INTERNET SOFTWARE & SERVICES - 2.8%
   3,000,000   Cellnet Technology, Inc. (g) ..................    NR(e)      NR          9.62%          10/22/11          2,902,500
   1,060,901   Open Solutions, Inc. ..........................     Ba3       BB-         7.63%          01/23/14            986,638
   8,828,044   SunGard Data Systems, Inc. ....................     Ba3       BB          7.36%          02/28/14          8,530,098
                                                                                                                     --------------
                                                                                                                         12,419,236
                                                                                                                     --------------
               INVESTMENT BANKING & BROKERAGE - 1.6%
   1,534,394   Ameritrade Holding Corp. ......................     Ba1       BB          7.07%          12/31/12          1,490,664
   5,811,127   NASDAQ Stock Market
                  (The), Inc. ................................     Ba3      BBB-         7.32%          04/18/12          5,726,382
                                                                                                                     --------------
                                                                                                                          7,217,046
                                                                                                                     --------------

                 See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                         RATINGS (b)                          STATED           MARKET
    VALUE                      DESCRIPTION (a)                     MOODY'S  S&P          COUPON       MATURITY (c)        VALUE
------------   -----------------------------------------------   ----------------   ---------------   ------------   --------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               IT CONSULTING & OTHER SERVICES - 4.8%
$  3,307,630   Alion Science and
                  Technology Corp. ...........................     Ba3       BB-      7.82%-7.86%       02/06/13     $    3,142,248
     728,333   Apptis (DE), Inc. .............................     Ba3       B+      8.61%-10.50%       12/20/12            701,021
   7,895,967   DynCorp International, LLC ....................     Ba2       BB          7.38%          06/28/12          7,501,169
     987,500   iPayment, Inc. ................................    NR(e)     NR(e)     7.36%-7.59%       05/10/13            928,250
     989,744   National Processing Company
                  Group, Inc. ................................     B2        B+      8.32%-10.25%       09/29/13            957,578
     973,460   Sitel, LLC ....................................     B2        BB-      7.86%-8.07%       01/30/14            934,521
   5,940,224   West Corp. ....................................     B1        B+       7.74%-7.88%       10/24/13          5,729,839
   1,312,814   Wyle Laboratories, Inc. .......................    NR(e)      B+          8.11%          01/28/11          1,247,173
                                                                                                                     --------------
                                                                                                                         21,141,799
                                                                                                                     --------------
               LEISURE FACILITIES - 1.8%
   4,455,000   Cedar Fair, L.P. ..............................     Ba3       BB          7.57%          08/30/12          4,313,924
     992,462   London Area and Waterfront
                  Finance, LLC ...............................    NR(e)     NR(e)        7.86%          03/08/12            962,688
   2,000,000   Six Flags, Inc. ...............................     Ba3       B+          7.75%          04/30/15          1,861,428
     997,500   Town Sports International, LLC ................     Ba2       BB          7.38%          02/27/14            917,700
                                                                                                                     --------------
                                                                                                                          8,055,740
                                                                                                                     --------------
               LIFE & HEALTH INSURANCE - 1.1%
   3,970,000   Conseco, Inc. .................................     Ba3       B+          7.51%          10/10/13          3,692,100
   1,360,641   Multiplan Merger Corp. ........................     B1        B+       8.07%-8.11%       04/12/13          1,311,317
                                                                                                                     --------------
                                                                                                                          5,003,417
                                                                                                                     --------------
               MANAGED HEALTH CARE - 1.3%
   3,039,126   IASIS Healthcare Corp. ........................     Ba2       B+       7.36%-7.62%       03/15/14          2,835,884
     953,896   IASIS Healthcare Corp. (h) ....................     Ba2       B+     1.00% (i)-7.36%     03/15/14            890,104
   1,950,522   Vanguard Health Systems, Inc. .................     Ba3       B+          7.61%          09/23/11          1,865,187
                                                                                                                     --------------
                                                                                                                          5,591,175
                                                                                                                     --------------
               METAL & GLASS CONTAINERS - 1.8%
     854,852   Captive Plastics, Inc. ........................    NR(e)     NR(e)        8.11%          08/16/11            816,384
   7,331,250   Owens-Illinois Group, Inc. ....................     Ba2       BB          6.86%          06/14/13          7,028,836
                                                                                                                     --------------
                                                                                                                          7,845,220
                                                                                                                     --------------
               MOVIES & ENTERTAINMENT - 5.0%
   4,826,500   AMC Entertainment, Inc. .......................     Ba1       BB-         7.32%          01/26/13          4,609,307
   1,412,008   Deluxe Entertainment Services
                  Group, Inc. ................................     B1         B          7.61%          05/11/13          1,341,407
   5,000,000   Discovery Communications
                  Holding, LLC ...............................    NR(e)      NR          7.36%          05/14/14          4,854,165
   2,000,000   National CineMedia, LLC .......................     B1        B+          7.11%          02/13/15          1,880,000
   9,650,618   WMG Acquisition Corp. .........................     Ba2       BB-      7.36%-7.54%       03/01/11          9,433,481
                                                                                                                     --------------
                                                                                                                         22,118,360
                                                                                                                     --------------
               MULTI - UTILITIES - 0.4%
   1,998,435   KGEN, LLC .....................................     Ba3       BB          7.13%          02/08/14          1,898,514
                                                                                                                     --------------

Page 6           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                         RATINGS (b)                          STATED           MARKET
    VALUE                      DESCRIPTION (a)                     MOODY'S  S&P          COUPON       MATURITY (c)        VALUE
------------   -----------------------------------------------   ----------------   ---------------   ------------   --------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               OFFICE SERVICES & SUPPLIES - 1.2%
$  2,925,397   Emdeon Business Services, LLC                       B1        BB-         7.61%          11/16/13     $    2,793,754
   1,050,147   Pike Electric, Inc. ...........................    NR(e)     NR(e)        7.13%          04/18/10          1,010,767
   1,475,882   Pike Electric, Inc. ...........................    NR(e)     NR(e)        6.88%          07/01/12          1,420,537
                                                                                                                     --------------
                                                                                                                          5,225,058
                                                                                                                     --------------
               OIL & GAS EQUIPMENT & SERVICES - 1.5%
   6,901,210   Targa Resources, Inc. .........................     Ba3       B+       7.35%-7.54%       10/31/12          6,648,163
                                                                                                                     --------------
               OIL & GAS EXPLORATION & PRODUCTION - 3.1%
   8,361,992   ATP Oil & Gas Corp. ...........................     NR        NR       8.82%-8.89%       04/14/10          8,213,048
   4,365,298   Plains Resources, Inc. ........................     Ba2       BB          6.95%          08/12/11          4,234,339
   1,404,484   SemCrude, L.P. ................................     Ba2       B+          7.11%          05/08/12          1,365,861
                                                                                                                     --------------
                                                                                                                         13,813,248
                                                                                                                     --------------
               OIL & GAS REFINING, MARKETING & TRANSPORTATION - 4.5%
     989,999   Alon USA, Inc. ................................     B1        BB       7.61%-7.82%       06/22/13            945,449
     223,333   Calumet Lubricants
                  Company, L.P................................     B1        BB-      8.71%-8.86%       12/09/12            216,633
   6,890,593   Eagle Rock Gas Gathering &
                  Processing, Ltd. ...........................     NR        NR          8.11%          12/03/12          6,718,328
   3,000,000   El Paso Corp. .................................     Ba3       B+          7.12%          07/31/11          2,938,125
   4,000,000   Energy Transfer Equity, L.P. ..................     Ba2       NR          7.11%          02/08/12          3,875,000
   5,571,429   Western Refining Company, L.P. ................     B1        BB+         7.07%          05/30/14          5,292,857
                                                                                                                     --------------
                                                                                                                         19,986,392
                                                                                                                     --------------
               OIL & GAS STORAGE & TRANSPORTATION - 0.8%
   3,618,182   Kinder Morgan, Inc. ...........................     Ba2       BB-      7.07%-7.12%       05/30/14          3,431,621
                                                                                                                     --------------
               PACKAGED FOODS & MEATS - 1.9%
   7,119,939   OSI Group, LLC ................................    NR(e)     NR(e)        7.36%          09/02/11          6,852,941
     574,549   THL Food Products Company .....................     Ba3       BB-         7.36%          11/21/10            551,567
     995,000   Weight Watchers
                  International, Inc. ........................     Ba1       BB+         6.88%          01/26/14            976,759
                                                                                                                     --------------
                                                                                                                          8,381,267
                                                                                                                     --------------
               PAPER PACKAGING - 1.5%
     496,936   Boise Cascade, LLC ............................     Ba2       BB+      6.88%-7.09%       04/30/14            477,369
   1,745,624   Graham Packaging Holdings
                  Company ....................................     B1        B+          7.63%          10/07/11          1,696,167
   1,000,000   Graphic Packaging
                  International, Inc. ........................     Ba2       BB-      7.36%-7.51%       05/16/14            984,582
   1,965,000   Pregis Corp. ..................................     Ba2       BB-         7.61%          10/12/12          1,969,913
   1,496,250   Tegrant Corp. .................................     NR        NR          8.11%          03/08/14          1,406,475
                                                                                                                     --------------
                                                                                                                          6,534,506
                                                                                                                     --------------
               PAPER PRODUCTS - 0.6%
   2,700,000   Domtar Corp. ..................................     Ba1       BB+         6.93%          03/07/14          2,582,550
                                                                                                                     --------------

                 See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                         RATINGS (b)                          STATED           MARKET
    VALUE                      DESCRIPTION (a)                     MOODY'S  S&P          COUPON       MATURITY (c)        VALUE
------------   -----------------------------------------------   ----------------   ---------------   ------------   --------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               PHARMACEUTICALS - 3.3%
$  4,000,000   Cardinal Health 409, Inc. .....................     Ba3       BB-         7.61%          04/10/14     $    3,650,000
   1,983,333   Graceway Pharmaceuticals, LLC                       Ba3       BB          8.11%          05/03/12          1,861,027
   8,478,750   Royalty Pharma Finance Trust ..................    Baa2      BBB-         6.84%          04/16/13          8,340,970
     563,780   Steifel Laboratories, Inc. ....................     Ba3       B+          7.61%          12/28/13            546,162
     431,220   Stiefel Laboratories, Inc. (h) ................     Ba3       B+          7.61%          12/28/13            417,744
                                                                                                                     --------------
                                                                                                                         14,815,903
                                                                                                                     --------------
               PUBLISHING - 10.0%
   4,000,000   CBD Media, LLC ................................     Ba3        B          8.07%          12/31/09          3,910,000
     182,302   Cenveo Corp. (h) ..............................     Ba3       BB-         7.11%          06/21/13            173,642
   5,369,302   Cenveo Corp. ..................................     Ba3       BB-         7.11%          06/21/13          5,114,260
     675,931   Dex Media West, Inc. ..........................     Ba1       BB+      7.08%-7.09%       03/09/10            659,031
   4,005,435   Gatehouse Media, Inc. .........................     B1        BB-         7.51%          08/28/14          3,624,918
   1,494,565   Gatehouse Media, Inc. (h) .....................     B1        BB-      7.36%-7.51%       08/28/14          1,352,582
   9,950,000   Idearc, Inc. ..................................     Ba2      BBB-         7.36%          11/17/14          9,615,322
   3,945,061   Media News Group, Inc. ........................     Ba2       BB-         6.59%          12/30/10          3,728,083
   1,980,000   Media News Group, Inc. ........................     Ba2       BB-         7.09%          08/02/13          1,888,425
     997,500   Reader's Digest Association
                  (The), Inc. ................................     B1        B+       7.35%-7.38%       03/02/14            922,687
   6,376,656   RH Donnelley, Inc. ............................     Ba1       BB       6.86%-7.05%       06/30/11          6,155,041
   3,492,474   Riverdeep Interactive Learning
                  USA, Inc. ..................................     B1         B          8.11%          12/20/13          3,417,386
   1,717,147   WCP Exposition Services
                  Operating Company, LLC .....................     NR        NR          8.86%          08/29/11          1,674,218
     952,500   Wenner Media, LLC .............................    NR(e)     NR(e)        7.11%          10/02/13            914,400
   1,000,000   Yell Group PLC ................................     Ba3       BB-         7.57%          10/27/12            967,188
                                                                                                                     --------------
                                                                                                                         44,117,183
                                                                                                                     --------------
               RAILROADS - 0.3%
   1,500,000   Railamerica Transportation Corp.                    NR        NR          7.81%          08/14/08          1,451,250
                                                                                                                     --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
   2,125,000   LNR Property Corp. ............................     B2        B+          8.11%          07/12/09          2,018,750
   4,500,000   LNR Property Corp. ............................     B2        B+          8.11%          07/12/11          4,357,499
     994,962   Mattamy Funding Partnership ...................    NR(e)     NR(e)        7.81%          04/11/13            960,139
   1,488,750   Shea Capital I, LLC ...........................    NR(e)     NR(e)        7.36%          10/27/11          1,339,875
   1,000,000   Tishman Speyer Real Estate
                  D.C. Area Portfolio, L.P. ..................     Ba2       BB-         7.08%          12/27/12            960,000
                                                                                                                     --------------
                                                                                                                          9,636,263
                                                                                                                     --------------
               RETAIL REITS - 2.1%
   6,046,709   Capital Automotive, L.P. ......................     Ba1       BB+         7.07%          12/16/10          5,865,308
   1,394,737   General Growth Properties, Inc. ...............     Ba2       BB+         6.58%          02/24/10          1,356,963
   2,000,000   Macerich Partnership (The), L.P. ..............    NR(e)     NR(e)        6.88%          04/26/10          1,930,000
                                                                                                                     --------------
                                                                                                                          9,152,271
                                                                                                                     --------------
               SEMICONDUCTORS - 1.8%
   8,457,500   Freescale Semiconductors, Inc. ................    Baa3       BB+         7.11%          12/01/13          7,891,423
                                                                                                                     --------------

Page 8           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                         RATINGS (b)                          STATED           MARKET
    VALUE                      DESCRIPTION (a)                     MOODY'S  S&P          COUPON       MATURITY (c)        VALUE
------------   -----------------------------------------------   ----------------   ---------------   ------------   --------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               SPECIALIZED CONSUMER SERVICES - 1.5%
$  1,487,949   Coinstar, Inc. ................................     Ba3       BB-         7.36%          07/01/11     $    1,458,190
   5,409,216   RMK Acquisition Corporation ...................     Ba3       BB-         7.36%          01/26/14          5,205,019
                                                                                                                     --------------
                                                                                                                          6,663,209
                                                                                                                     --------------
               SPECIALIZED FINANCE - 1.8%
   3,000,000   J.G. Wentworth, LLC ...........................     B2        B+          7.61%          04/04/14          2,782,500
   5,431,250   Peach Holdings, Inc. ..........................     B2         B          9.11%          11/21/13          5,295,469
                                                                                                                     --------------
                                                                                                                          8,077,969
                                                                                                                     --------------
               SPECIALTY CHEMICALS - 1.2%
   5,491,250   Celanese Holdings, LLC ........................     Ba3       BB       7.07%-7.11%       04/02/14          5,288,760
                                                                                                                     --------------
               SPECIALTY STORES - 2.4%
   1,209,688   Dollarama Group L.P. ..........................     Ba1       BB-         7.11%          11/18/11          1,179,445
   4,565,919   Harbor Freight Tools USA, Inc. ................    NR(e)     NR(e)        7.61%          02/12/13          4,360,453
   1,994,975   Michael Stores, Inc. ..........................     B2         B       7.63%-7.69%       10/31/13          1,875,989
   3,491,250   Yankee Candle Company .........................     Ba3       BB-         7.36%          02/06/14          3,347,236
                  (The), Inc.
                                                                                                                     --------------
                                                                                                                         10,763,123
                                                                                                                     --------------
               SYSTEM SOFTWARE - 0.4%
   1,939,018   Intergraph Corp. ..............................     B1         B       7.03%-7.51%       05/29/14          1,854,186
                                                                                                                     --------------
               TECHNOLOGY DISTRIBUTORS - 1.6%
   3,266,666   H3C Holdings Limited ..........................    NR(e)     NR(e)        8.37%          09/28/12          2,972,666
   4,554,000   Sensata Technologies Finance
                  Company, LLC ...............................    NR(e)     NR(e)     7.09%-7.11%       04/27/13          4,333,892
                                                                                                                     --------------
                                                                                                                          7,306,558
                                                                                                                     --------------
               TRUCKING - 2.5%
   3,378,033   Hertz (The) Corp. .............................     Ba1       BB+      7.08%-7.11%       12/21/12          3,273,075
   6,965,000   OshKosh Truck Corp. ...........................     Ba3      BBB-         7.11%          12/06/13          6,679,874
   1,325,581   Swift Transportation ..........................     B1        BB-         8.38%          05/10/14          1,171,758
                                                                                                                     --------------
                                                                                                                         11,124,707
                                                                                                                     --------------
               WIRELESS TELECOMMUNICATION SERVICES - 2.9%
     997,500   American Cellular Corp. .......................     B1        B-          7.36%          03/15/14            986,777
   1,000,000   Asurion Corp. .................................    NR(e)     NR(e)        8.36%          07/03/14            934,167
   1,241,400   Clearwire Corp. (h) ...........................     NR        NR         11.62%          07/03/12          1,221,227
     758,600   Clearwire Corp. ...............................     NR        NR         11.33%          07/03/12            746,273
   1,496,250   Crown Castle Operating
                  Company ....................................     Ba3       BB+      6.82%-6.84%       01/09/14          1,421,437
   4,750,000   Intelsat (Bermuda), Ltd. (k) ..................     B2         B          7.86%          02/01/14          4,607,500
   2,800,000   Windstream Corp. ..............................    Baa3      BBB-         6.86%          07/17/13          2,720,200
                                                                                                                     --------------
                                                                                                                         12,637,581
                                                                                                                     --------------
               TOTAL SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) ..............................................        699,393,974
               (Cost $731,367,295                                                                                    --------------

                 See Notes to Quarterly Portfolio of Investments          Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

  PRINCIPAL                                                         RATINGS (b)                          STATED           MARKET
    VALUE                      DESCRIPTION (a)                     MOODY'S  S&P          COUPON       MATURITY (c)        VALUE
------------   -----------------------------------------------   ----------------   ---------------   ------------   --------------
SENIOR FLOATING RATE NOTES - 1.5%

               BROADCASTING & CABLE TV - 1.1%
$  5,000,000   Paxson Communications Corp. (l) ...............     B1       CCC+        8.61%           01/15/12     $    4,931,250
                                                                                                                     --------------
               ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
     650,000   NXP B.V. ......................................     Ba2      BB+         8.11%           10/15/13            589,063
                                                                                                                     --------------
               LEISURE FACILITIES - 0.3%
   1,225,000   HRP Myrtle Beach (l) ..........................     B2        B+         10.07%          04/01/12          1,163,750
                                                                                                                     --------------
               TOTAL SENIOR FLOATING RATE NOTES ................................................................          6,684,063
               (Cost $6,877,250)                                                                                     --------------

NOTE - 0.1%

               HOMEBUILDING - 0.1%
     727,273   TOUSA, Inc. (j) (l) ...........................     NR        NR         14.75%          01/15/15            436,364
                                                                                                                     --------------
               TOTAL NOTE ......................................................................................            436,364
               (Cost $727,273)                                                                                       --------------

   SHARES
------------
PREFERRED STOCK - 0.6%

               HOMEBUILDING - 0.6%
       4,273   TOUSA, Inc. (8.0% Series A Convertible Payment-in-Kind Preferred Stock (l) ........................        2,563,636
                                                                                                                     --------------
               TOTAL PREFERRED STOCK .............................................................................        2,563,636
               (Cost $4,272,727)                                                                                     --------------

COMMON STOCKS AND RIGHTS - 0.0%

               PACKAGED FOODS AND MEATS - 0.0%
         690   Atkins Nutritionals Holdings - Common Stock .......................................................                0
         690   Atkins Nutritionals Holdings - Rights .............................................................                0
                                                                                                                     --------------
               TOTAL COMMON STOCKS AND RIGHTS ....................................................................                0
               (Cost $36,259)                                                                                        --------------

CLOSED-END FUND - 0.2%
               ASSET MANAGEMENT & CUSTODY BANKS - 0.2%
     113,300   ING Prime Rate Trust ..............................................................................          747,780
                                                                                                                     --------------
               TOTAL CLOSED-END FUND .............................................................................          747,780
               (Cost $711,030)                                                                                       --------------

  PRINCIPAL
    VALUE
------------
REPURCHASE AGREEMENT - 3.4%
$ 15,100,000   Agreement with Deutsche Bank, 5.15% dated 8/31/07, to be repurchased at
                  $15,108,641 on 9/04/07, collateralized by $15,402,000 Federal Home Loan
                  Mortgage Corp., 6.125% due 5/23/16 (Cost $15,100,000) ..........................................       15,100,000
                                                                                                                     --------------

Page 10          See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

                                                                                                                          MARKET
                                                                                                                          VALUE
                                                                                                                     --------------
               TOTAL INVESTMENTS - 163.5% ........................................................................   $  724,925,817
               (Cost $759,091,834) (m)
               NET OTHER ASSETS AND LIABILITIES - (2.4)% .........................................................      (10,524,129)
               LOAN OUTSTANDING - (38.6)% ........................................................................     (171,000,000)
               AUCTION MARKET PREFERRED SHARES, AT LIQUIDATION VALUE - (22.5)% ...................................     (100,000,000)
                                                                                                                     --------------
               NET ASSETS APPLICABLE TO COMMON SHARES - 100.0% ...................................................   $  443,401,688
                                                                                                                     ==============

----------
      (a)   All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
      (b)   Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by
            Standard & Poor's Ratings Group are considered to be below investment grade.
      (c)   Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayments of Senior Loans may occur because of the mandatory prepayment conditions or because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years;
            however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.
      (d)   Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
            (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.
      (e)   This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
      (f)   This Senior Loan Interest was purchased subsequent to the borrower's filing for protection in federal bankruptcy court and has priority over other debt holders.
      (g)   This issue is secured by a second lien on the issuer's assets.
      (h)   Delayed Draw Loan (See Note 1E)
      (i)   Represents commitment fee rate on delayed draw loans.
      (j)   This security is a Senior Subordinated Payment-in-Kind Election Note
            whereby 1.00% of interest per annum will be paid in cash and 13.75%
            of interest per annum shall be paid by the issuer, at its option (i)
            entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii)
            a combination thereof. Interest is paid semi-annually and the first interest payment date is January 15, 2008.
      (k)   This issue is unsecured.
      (l)   Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may be resold in transactions exempt from registration. (See Note 1F).
      (m)   Aggregate cost for federal income tax and financial reporting purposes.
      (n)   Revolving Credit Agreement
      (o)   Debtor-In-Possession Loan
      NR    Not rated

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING

The Fund maintains $6,250,000 in cash or cash equivalents for the following credit default swap contracts outstanding as of August 31, 2007 (See Note 1B):

                                                                                            UNREALIZED
    REFERENCE       BUY/SELL                     NOTIONAL    (PAY)/RECEIVE   EXPIRATION    APPRECIATION/
     ENTITY        PROTECTION   COUNTERPARTY      AMOUNT       FIXED RATE       DATE      (DEPRECIATION)
----------------   ----------   ------------   -----------   -------------   ----------   --------------
B&G Fooods, Inc.      Sell         Lehman      $ 2,250,000       1.27%        06/20/12       $ (25,835)
Dresser, Inc.         Sell         Lehman        4,000,000       1.65%        06/20/12         (85,400)
                                               -----------                                   ---------
                                               $ 6,250,000                                   $(111,235)
                                               ===========                                   =========

                 See Notes to Quarterly Portfolio of Investments         Page 11

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                 AUGUST 31, 2007

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any Portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

The Senior Floating-Rate Term Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. CREDIT DEFAULT SWAPS:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value", of the reference obligation. In exchange, the seller receives the par value of securities of the reference obligor. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value, or "par value" of the

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                 AUGUST 31, 2007

reference obligation. Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. If the Fund is a seller and no event of default occurs, the Fund will have received a periodic stream of payments over the term of the contract and paid nothing of monetary value. However, if an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value, or "par value," of the reference obligation. In exchange, the Fund receives the par value of securities of the reference obligor. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate assets in the form of cash and/or cash equivalents in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains cash and/or cash equivalents for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may only enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the reference debt obligation purchased/received.

C. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

D. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At August 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

E. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $12,134,524 as of August 31, 2007. The Fund is obligated to fund these loan commitments at the borrower's discretion.

F. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund currently holds restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation footnote (See Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                 AUGUST 31, 2007

                                                                    CARRYING
                                                                     VALUE                        MARKET
                                      ACQUISITION     PRINCIPAL    PER SHARE      CURRENT         VALUE         % OF
         SECURITY                         DATE          VALUE       08/31/07   CARRYING COST     08/31/07    NET ASSETS
      -------------                   -----------   ------------   ---------   -------------   -----------   ----------
HRP Myrtle Beach                        03/23/06    $  1,225,000    $  95.00   $   1,225,000   $ 1,163,750         0.26%
Paxson Communications Corp.             12/19/05       5,000,000       98.63       5,000,000     4,931,250         1.11
TOUSA, Inc. - Note                      07/31/07         727,273      100.00         727,273       436,364         0.10
TOUSA, Inc. - Preferred Stock           07/31/07       4,272,727      100.00       4,272,727     2,563,636         0.58
                                                    ------------               -------------   -----------   ----------
                                                    $ 11,225,000               $  11,225,000   $ 9,095,000         2.05%
                                                    ============               =============   ===========   ==========

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,908 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,204,925.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Four Corners Senior Floating Rate Income Fund II
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                       October 26, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.